COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 700